Segment Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue	$ 425,940	$ 425,215	$ 384,565
ROW (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	108,869
ROW (Segment) [Member] | One major customer [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 37,197	$ 36,518	$ 53,465
Percentage of entity's revenue from major customer	8.73%	8.59%	13.90%